IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of commitments [line items]
Credit related commitments	$ 482,502	$ 455,240
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	371,286
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	65,600
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22,144
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	21,462
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	194
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,816
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	59,654	50,748
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,135
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	51,197
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,534
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	27
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,761
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	19,190	31,234
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,765
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	8,043
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,282
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	34
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	66
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	37,601	14,032
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,658
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	6,360
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,654
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	20,910
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,415	11,853
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,833
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,523
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	55
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	12,773	8,917
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,887
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,554
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	327
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	27,813	29,890
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	27,181
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	568
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	21
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	43
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	71,137	72,394
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	70,187
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	805
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	115
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	30
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,138	3,516
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,914
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	224
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	241,781	$ 232,656
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	241,726
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 55